EARNINGS PER SHARE (Tables)	12 Months Ended
Mar. 31, 2026
Earnings Per Share [Abstract]
Schedule of reconciliation for calculation of basic and diluted earnings per share [Table Text Block]
	Year ended March 31,
	2026	2025
	$	$
Net loss from continuing operations after income taxes	(3,235,638)	(3,756,729)
Net loss from discontinued operations after income taxes	(8,080)	(212,813)
Net loss	(3,243,718)	(3,969,542)

Weighted average number of common shares outstanding	117,910,795	119,794,951
Dilutive effect of commitment to issue shares	555,793	793,093
Diluted weighted average number of common shares outstanding	118,466,588	120,588,044

Basic and diluted loss per share, continuing operations	(0.03)	(0.03)

Basic and diluted loss per share, discontinued operations	(0.00)	(0.00)

Basic and diluted loss per share	(0.03)	(0.03)